MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES
At December 31, 2013, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt security	$1,004	$4	$—	$1,008
Total debt security	1,004	4	—	1,008
Equity securities	216	4,780	—	4,996
Total marketable securities	$1,220	$4,784	$—	$6,004
The contractual maturity of the debt security classified as current available-for-sale at December 31, 2013 is less than one year.
At December 31, 2012, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$13,608	$19	$—	$13,627
Total debt securities	13,608	19	—	13,627
Equity security	—	6,977	—	6,977
Total marketable securities	$13,608	$6,996	$—	$20,604
The net unrealized gains in the tables above are included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet.
The following table presents the proceeds from maturities and sales of current and non-current available-for-sale marketable securities and the related gross realized gains and losses:

	December 31,
	2013	2012	2011
	(In thousands)
Proceeds from maturities and sales of available-for-sale marketable securities	$82,160	$205,944	$600,149
Gross realized gains	35,692	4,075	2,482
Gross realized losses	—	(5)	(41)

Gross realized gains and losses from the maturities and sales of available-for-sale marketable securities are included in "Other income (expense), net" in the accompanying consolidated statement of operations.